Variable Interest Entities	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Variable Interest Entities

4. Variable Interest Entities

Consolidated VIEs

The Company consolidates certain VIEs for which it is the primary beneficiary. VIEs consist of certain operating entities not wholly-owned by the Company and include Swiss Capital, SRA and SRE. See note 2 for more information on the Company’s accounting policies related to the consolidation of VIEs. The assets of the consolidated VIEs totaled $66.1 million and $49.2 million as of December 31, 2020 and March 31, 2020, respectively. The liabilities of the consolidated VIEs totaled $27.8 million and $13.5 million as of December 31, 2020 and March 31, 2020, respectively. The assets of the consolidated VIEs may only be used to settle obligations of the same VIE. In addition, there is no recourse to the Company for the consolidated VIEs’ liabilities, except for certain entities in which there could be a clawback of previously distributed carried interest. As of December 31, 2020, no material amounts previously distributed have been accrued for clawback liabilities.

Unconsolidated VIEs

The Company holds variable interests in the form of direct equity interests in certain VIEs that are not consolidated because the Company is not the primary beneficiary. The Company’s maximum exposure to loss is limited to the potential loss of assets recognized by the Company relating to these unconsolidated entities. The carrying value of the assets and liabilities recognized in the condensed consolidated balance sheets with respect to the Company’s interests in VIEs that were not consolidated is set forth below:

	As of
	December 31, 2020	March 31, 2020
Investments in funds	$63,449	$53,386
Due from affiliates, net	4,165	6,116
Less: Amounts attributable to non-controlling interests in subsidiaries	7,238	6,641

Maximum exposure to loss	$60,376	$52,861

StepStone Group LP
Variable Interest Entities
4.	Variable Interest Entities

Consolidated VIEs

The Company consolidates certain VIEs for which it is the primary beneficiary. VIEs consist of certain operating entities not wholly-owned by the Company and include Swiss Capital, SRA and SRE. See note 2 for more information on the Company’s accounting policies related to the consolidation of VIEs. The assets of the consolidated VIEs totaled $49.2 million and $40.3 million as of March 31, 2020 and 2019, respectively. The liabilities of the consolidated VIEs totaled $13.5 million and $17.0 million as of March 31, 2020 and 2019, respectively. The assets of the consolidated VIEs may only be used to settle obligations of the same VIE. In addition, there is no recourse to the Company for the consolidated VIEs’ liabilities, except for certain entities in which there could be a clawback of previously distributed carried interest. As of March 31, 2020, no amounts previously distributed have been reversed.

Unconsolidated VIEs

The Company holds variable interests in the form of direct equity interests in certain VIEs that are not consolidated because the Company is not the primary beneficiary. The Company’s maximum exposure to loss is limited to the potential loss of assets recognized by the Company relating to these unconsolidated entities. The carrying value of the assets and liabilities recognized in the consolidated balance sheets with respect to the Company’s interests in VIEs that were not consolidated is set forth below:

	As of March 31,
	2020	2019
Investments in funds	$53,386	$43,269
Due from affiliates, net	6,116	791
Less: Amounts attributable to non-controlling interests	6,641	3,933

Maximum exposure to loss	$52,861	$40,127